Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
ZOETIS SAVINGS PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(thousands of dollars)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of investment	Rate of Interest	Maturity Date	Number of Shares or Units	Cost	Current Value
	BIF Money Fund	Money Market			5,082	$681	$681
	American EUPAC Fund	Mutual Fund			342,320	18,637	20,738
	Dodge & Cox International St	Mutual Fund			4,574,731	51,431	75,300
	JP Morgan Core Bond Fund CL R6	Mutual Fund			3,991,765	44,579	41,674
	Vanguard Explorer Fund	Mutual Fund			506,628	50,694	54,052
	Self-Directed Brokerage Acct				—	**	48,211
	Vanguard Target Retirement 2020 TR I	Common/Collective Trust			363,448	24,168	30,842
	Vanguard Target Retirement 2025 TR I	Common/Collective Trust			481,569	33,846	44,309
	Vanguard Target Retirement 2030 TR I	Common/Collective Trust			1,262,895	90,754	123,612
	Vanguard Target Retirement 2035 TR I	Common/Collective Trust			1,127,635	85,201	118,537
	Vanguard Target Retirement 2040 TR I	Common/Collective Trust			1,342,508	108,035	152,791
	Vanguard Target Retirement 2045 TR I	Common/Collective Trust			935,609	78,478	112,058
	Vanguard Target Retirement 2050 TR I	Common/Collective Trust			852,539	72,762	105,510
	Vanguard Target Retirement 2055 TR I	Common/Collective Trust			531,521	56,437	80,217
	Vanguard Target Retirement 2060 TR I	Common/Collective Trust			602,726	34,254	47,808
	Vanguard Target Retirement 2065 TR I	Common/Collective Trust			239,843	8,955	11,700
	Vanguard Target Retirement 2070 TR I	Common/Collective Trust			84,246	2,197	2,505
	Vanguard Target Retirement Income TR I	Common/Collective Trust			205,140	12,665	15,525
	BlackRock US Debt Index Fd Class M	Common/Collective Trust			1,959,018	23,412	25,221
	BlackRock Russell 1000 GR CL T	Common/Collective Trust			409,324	34,626	51,587
	BlackRock Russell 1000 VL CL T	Common/Collective Trust			330,095	16,950	22,835
	BlackRock MSCI EAFE Equity Fund M	Common/Collective Trust			1,307,155	26,086	36,276
	BlackRock Mid Capitalization M	Common/Collective Trust			1,280,686	39,628	52,883
	BlackRock Tips Class K	Common/Collective Trust			1,093,501	17,036	19,289
	BlackRock Equity Index Fund Class J	Common/Collective Trust			7,675,708	161,659	256,782
	BlackRock Russell 2000 Fund M	Common/Collective Trust			1,005,378	23,532	36,983
	Columbia TR Div Incm Inst 300	Common/Collective Trust			4,710,904	48,132	69,580
	MFS Mid Cap Growth Fund CIT	Common/Collective Trust			2,632,491	44,729	46,025
	JPMCB Large Cap Growth Fund CL A	Common/Collective Trust			1,273,917	136,575	161,494
*	T. Rowe Price Stable Value Class Q	Common/Collective Trust			81,569,143	81,569	81,569
*	Zoetis Common Stock Fund	Common stock fund			2,560,490	68,577	107,489
	Total assets held for investment purposes						2,054,083
*	Notes Receivable from Participants	Interest rates: 3.25% to 10.5%; maturity dates: 2026 to 2035					15,082
	TOTAL						$2,069,165

*	Party-in-interest
**	Costs not required for participant-directed investments